Loss per share - Additional information (Details)					6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2010 Shares Excluded In Computing Earnings Per Share [Member]	Nov. 30, 2009 Shares Excluded In Computing Earnings Per Share [Member]	Jun. 30, 2012 Own Share Lending Agreement [Member]	Dec. 31, 2011 Own Share Lending Agreement [Member]
Common stock shares issued	424,762,244	424,762,094	10,000,000	26,100,000
Treasury Stock, Shares, Acquired					10,000,000	1,000,000